10 ACQUISITION OF ZIPLOOP ASSETS	12 Months Ended
Dec. 31, 2018
Notes
10 ACQUISITION OF ZIPLOOP ASSETS

10       ACQUISITION OF ZIPLOOP ASSETS

On September 17, 2018, the Company acquired substantially all of the assets of Ziploop, Inc., a Delaware corporation (“Ziploop”), consisting primarily of Ziploop’s proprietary intellectual property assets (the “Acquisition”), as per the asset purchase agreement (the “Purchase Agreement”) with Ziploop dated September 7, 2018. The purchase price of the Acquisition is $525,000 (C$686,884) which has been paid in full by the issuance of 10,510,562 common shares (the “Shares”) at a price of CAN$0.062 per share and a cash payment of $25,000. The Shares are subject to a six-month hold period. Prior to closing the Company paid $25,000 as an exclusivity payment as per the letter of intent (the “LOI”) dated August 3, 2018. The acquired intellectual property provides an intelligent learning platform that when added to Snipp’s existing receipt processing platform, will result in a smarter, faster and more robust technology suite.

The fair value of the consideration to Ziploop was calculated as follows:

Exclusivity payment	$25,000
Purchase price based on issuance of Shares	500,000
Consideration Payable	$525,000

The Company’s purchase price allocation is as follows:

Intellectual Property	$525,000
$525,000